Segment reporting	12 Months Ended
Mar. 31, 2012
Segment reporting

14. Segment reporting:

DOCOMO’s chief operating decision maker (“CODM”) is its board of directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information derived from DOCOMO’s internal management reports. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. There were no transactions between the operating segments.

DOCOMO has five operating segments, which consist of mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses. The mobile phone business includes mobile phone services (Xi services, FOMA services, and mova services), packet communications services, satellite mobile communications services, international services and the equipment sales related to these services. Credit services business primarily includes DCMX services. Home shopping services business includes home shopping services business provided primarily through TV media. Internet connection services business for hotel facilities includes high-speed internet connection services for hotel facilities, which are provided in many countries in the world, mainly Asia and Europe. The miscellaneous businesses primarily includes advertisement services, development, sales and maintenance of IT systems.

Due to its quantitative significance, only the mobile phone business qualifies as a reportable segment and therefore is disclosed as such. The remaining four operating segments are each quantitatively insignificant and therefore combined and disclosed as “all other businesses.”

Assets by segment are not included in the management reports which is reported to the CODM, however, they are disclosed herein only for the purpose of additional information. The “Reconciliation” column in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments and assets in “Reconciliation” primarily include cash, securities and investments in affiliates. DOCOMO allocates amounts of asset and related depreciation and amortization to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets of each segment. Capital expenditures in the “Reconciliation” column include certain expenditures related to the buildings for telecommunications purposes and common facilities, which are not allocated to each segment.

	Millions of yen
Year ended March 31, 2010	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,167,704	¥116,700	¥4,284,404	¥—	¥4,284,404
Operating expenses	3,322,064	128,095	3,450,159	—	3,450,159

Operating income (loss)	¥845,640	¥(11,395)	¥834,245	¥—	¥834,245

Other income (expense)					¥1,912

Income before income taxes and equity in net income (losses) of affiliates					¥836,157

Depreciation and amortization	¥691,851	¥9,295	¥701,146	¥—	¥701,146

Other significant non-cash item:
Point program expense	¥134,954	¥7,266	¥142,220	¥—	¥142,220

Total assets	¥4,949,025	¥259,283	¥5,208,308	¥1,548,467	¥6,756,775

Capital expenditures	¥556,829	¥—	¥556,829	¥129,679	¥686,508

	Millions of yen
Year ended March 31, 2011	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,090,659	¥133,614	¥4,224,273	¥—	¥4,224,273
Operating expenses	3,233,925	145,619	3,379,544	—	3,379,544

Operating income (loss)	¥856,734	¥(12,005)	¥844,729	¥—	¥844,729

Other income (expense)					¥(9,391)

Income before income taxes and equity in net income (losses) of affiliates					¥835,338

Depreciation and amortization	¥682,029	¥11,034	¥693,063	¥—	¥693,063

Other significant non-cash item:
Point program expense	¥118,576	¥8,271	¥126,847	¥—	¥126,847

Total assets	¥4,843,925	¥286,338	¥5,130,263	¥1,661,330	¥6,791,593

Capital expenditures	¥520,770	¥4,759	¥525,529	¥142,947	¥668,476

	Millions of yen
Year ended March 31, 2012	Mobile phone business	All other businesses	Total segments	Reconciliation	Consolidated
Operating revenues	¥4,110,585	¥129,418	¥4,240,003	¥—	¥4,240,003
Operating expenses	3,224,241	141,302	3,365,543	—	3,365,543

Operating income (loss)	¥886,344	¥(11,884)	¥874,460	¥—	¥874,460

Other income (expense)					¥2,498

Income before income taxes and equity in net income (losses) of affiliates					¥876,958

Depreciation and amortization	¥674,330	¥10,453	¥684,783	¥—	¥684,783

Other significant non-cash item:
Point program expense	¥89,378	¥6,412	¥95,790	¥—	¥95,790

Total assets	¥4,970,087	¥343,293	¥5,313,380	¥1,634,702	¥6,948,082

Capital expenditures	¥561,661	¥23,584	¥585,245	¥141,588	¥726,833

DOCOMO does not disclose geographical information, since the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the years ended March 31, 2010, 2011 and 2012.

For segment information related to goodwill impairment losses, see Note 7.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2010	2011	2012
Wireless services	¥3,776,909	¥3,746,869	¥3,741,114
Cellular services revenues	3,499,452	3,407,145	3,385,737
—Voice revenues	1,910,499	1,712,218	1,541,884
Including: FOMA services	1,785,518	1,658,863	1,518,328
—Packet communications revenues	1,588,953	1,694,927	1,843,853
Including: FOMA services	1,558,284	1,679,840	1,809,790
Other revenues	277,457	339,724	355,377
Equipment sales	507,495	477,404	498,889

Total operating revenues	¥4,284,404	¥4,224,273	¥4,240,003